Reconciliation of Operating expenses and Total Debt - Summary of Reconciliation of Total Debt (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of operating segments [abstract]
Current debt	$ 10,457	$ 11,391	$ 11,630	$ 10,849
Non-current debt	65,218	65,120	$ 65,448	64,619
Total debt	$ 75,675	$ 76,511		$ 75,468